Organization and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Basic and Diluted Loss Per Share

Below are basic and diluted loss per share data for the three months ended September 30, 2022, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(2,724)	$(60)	$(2,784)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(2,724)	$(60)	$(2,784)

Denominator:
Number of shares used in per common share calculations:	247,248	3,622	250,870

Net loss per common share:
Net loss	$(11)	$-	$(11)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(11)	$-	$(11)

Below are basic and diluted loss per share data for the nine months ended September 30, 2022, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(8,081)	$(208)	$(8,289)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(8,081)	$(208)	$(8,289)

Denominator:
Number of shares used in per common share calculations:	247,179	3,661	250,840

Net loss per common share:
Net loss	$(33)	$-	$(33)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(33)	$-	$(33)

Below are basic and diluted loss per share data for the three months ended September 30, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(2,343)	$(480)	$(2,823)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(2,343)	$(480)	$(2,823)

Denominator:
Number of shares used in per common share calculations:	247,032	3,661	250,693

Net loss per common share:
Net loss	$(9)	$(2)	$(11)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(9)	$(2)	$(11)

Below are basic and diluted loss per share data for the nine months ended September 30, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(7,175)	$(225)	$(7,400)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(7,175)	$(225)	$(7,400)

Denominator:
Number of shares used in per common share calculations:	246,865	4,106	250,971

Net loss per common share:
Net loss	$(29)	$-	$(29)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(29)	$-	$(29)

Below are basic and diluted loss per share data for the year ended December 31, 2021, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(8,775)	$(696)	$(9,471)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(8,775)	$(696)	$(9,471)

Denominator:
Number of shares used in per common share calculations:	246,919	3,782	250,701

Net loss per common share:
Net loss	$(36)	$(2)	$(38)
Deemed dividend and accretion of a discount	-	-	-
Net loss attributable to common stockholders	$(36)	$(2)	$(38)

Below are basic and diluted loss per share data for the year ended December 31, 2020, which are in thousands except for share and per share data:

	Basic Calculation	Effect of Dilutive Warrant Securities	Diluted Calculation
Numerator:
Net loss	$(7,029)	$(2,293)	$(9,323)
Deemed dividend and accretion of a discount	(9,565)	-	(9,565)
Net loss attributable to common stockholders	$(16,594)	$(2,293)	$(18,888)

Denominator:
Number of shares used in per common share calculations:	164,066	10,396	174,462

Net loss per common share:
Net loss	$(43)	$(10)	$(53)
Deemed dividend and accretion of a discount	(58)	3	(55)
Net loss attributable to common stockholders	$(101)	$(7)	$(108)